SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION [abstract]
Disclosure of segment information
5.	SEGMENT INFORMATION

(a)	Segment results

The Group is engaged worldwide in the upstream operating activities of the conventional oil and gas, shale oil and gas, oil sands and other unconventional oil and gas business. The Group reports the business through three operating and reporting segments: E&P, trading business and corporate. The division of these operating segments is made because the Group's chief operating decision makers make decisions on resource allocation and performance evaluation by reviewing the financial information of these operating segments. The geographical information is separately disclosed in (b).

The following table presents the segment financial information of the Group for the years ended December 31, 2016, 2017 and 2018.

	E&P			Trading business			Corporate			Eliminations			Consolidated
	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018

External revenue	114,935	142,429	173,923	30,986	43,618	52,610	569	343	430	-	-	-	146,490	186,390	226,963
Intersegment revenue*	10,676	14,737	16,805	(10,676)	(14,737)	(16,805)	113	84	176	(113)	(84)	(176)	-	-	-

Total revenue	125,611	157,166	190,728	20,310	28,881	35,805	682	427	606	(113)	(84)	(176)	146,490	186,390	226,963

Segment profit for the year	(346)	23,863	53,948	656	808	1,894	30,701	6,391	4,581	(30,374)	(6,385)	(7,735)	637	24,677	52,688

Amounts included in the measure of segment profit or loss
Operating expenses	(23,220)	(24,282)	(24,268)	-	-	-	-	-	-	9	-	17	(23,211)	(24,282)	(24,251)
Taxes other than income tax	(6,901)	(7,169)	(9,072)	-	-	-	(40)	(41)	(55)	-	-	-	(6,941)	(7,210)	(9,127)
Exploration expenses	(7,393)	(6,896)	(12,990)	-	-	-	-	-	-	34	15	66	(7,359)	(6,881)	(12,924)
Depreciation, depletion and amortization	(68,333)	(60,834)	(50,360)	(144)	(67)	(55)	(470)	(423)	(301)	40	67	76	(68,907)	(61,257)	(50,640)
Impairment and provision	(12,180)	(9,161)	(560)	9	-	-	-	31	(7)	-	-	-	(12,171)	(9,130)	(567)
Selling and administrative expenses	(4,920)	(4,966)	(5,216)	(296)	(269)	(296)	(1,307)	(1,654)	(1,816)	30	28	42	(6,493)	(6,861)	(7,286)
Interest income	217	315	476	1	-	3	1,805	1,571	1,385	(1,122)	(1,233)	(1,068)	901	653	796
Finance costs	(3,384)	(3,274)	(3,923)	(1)	(1)	(1)	(4,183)	(3,011)	(2,181)	1,322	1,242	1,068	(6,246)	(5,044)	(5,037)
Share of profits of associates and profit/(loss) attributable to a joint venture	(63)	(88)	(2)	-	-	-	(13)	943	(5,185)	-	-	-	(76)	855	(5,187)
Income tax credit/(expense)	3,811	(11,236)	(23,559)	(24)	(3)	(4)	2,125	(441)	1,074	-	-	-	5,912	(11,680)	(22,489)

Other segment information
Investments in associates and a joint venture	737	655	661	-	-	-	29,258	28,491	24,040	-	-	-	29,995	29,146	24,701
Others	497,413	457,780	482,463	1,898	3,588	3,154	342,810	340,329	401,290	(234,435)	(213,624)	(232,829)	607,686	588,073	654,078

Segment assets	498,150	458,435	483,124	1,898	3,588	3,154	372,068	368,820	425,330	(234,435)	(213,624)	(232,829)	637,681	617,219	678,779

Segment liabilities	(331,339)	(301,167)	(331,313)	(947)	(2,375)	(2,125)	(138,352)	(124,794)	(138,232)	215,328	191,092	210,256	(255,310)	(237,244)	(261,414)

Capital expenditure	49,122	52,790	69,927	-	-	-	395	421	542	-	-	-	49,517	53,211	70,469

* Certain oil and gas produced by the E&P segment are sold via the trading business segment. For the Group's chief operating decision maker's assessment of segment performance, these revenues are reclassified back to E&P segment.

(b)	Geographical information

The Group mainly engages in the exploration, development, production and sale of crude oil and natural gas in offshore China, Canada, the United States of America, the United Kingdom, Nigeria, Argentina, Indonesia, Uganda, Iraq, Brazil, Guyana and Australia etc.

In presenting the Group's geographical information, revenues from external customers are based on the location of the Group's customers, and non-current assets are attributed to the segments based on the location of the Group's assets. 68% (2017: 65%, 2016: 70%) of the Group's revenues are generated from PRC customers, and revenues generated from customers in other locations are individually less than 10%.

The following table presents certain non-current assets information for the Group's geographical information for the years ended December 31, 2016, 2017 and 2018.

	PRC			Canada			Others			Consolidated
	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018

Property, plant and equipment	174,853	162,027	167,800	103,173	95,552	92,386	154,439	138,289	147,151	432,465	395,868	407,337
Investments in associates and a joint venture	3,451	3,680	3,947	-	-	-	26,544	25,466	20,754	29,995	29,146	24,701
Other non-current assets	6,593	8,502	8,767	731	605	636	98	141	79	7,422	9,248	9,482

(c)	Information about major customers

The current year's revenue of approximately RMB15,841 million (2017: RMB11,957 million, 2016: RMB6,923 million) was derived from sales by the E&P segment and the trading business segment Limited. Sales from the CNOOC Group are included in Note 29 (iii).